Additional Financial Information of Parent Company - Schedule I Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	¥ 644,654	$ 101,160	¥ 3,593,400	¥ 9,583,596
Depreciation	7,342,946		12,172,802	20,659,686
Income from equity in subsidiaries and VIEs	3,888,959	610,263	1,612,759	5,015,063
Changes in operating assets and liabilities:
Other current liabilities	272,101,301	42,698,632	(7,323,826)	(11,592,885)
Net cash provided by (used in) operating activities	(26,107,120)	(4,096,778)	535,459	(213,255,822)
Cash flows from investing activities:
Proceeds from disposal of Up Capital				33,999,151
Net cash used in investing activities	(9,859,492)	(1,547,170)	(32,428,482)	(365,663,454)
Cash flows from financing activities:
Exercise of options				29,636
Repurchase of shares	(4,462,990)	(700,341)	(7,085,100)
Net cash provided by (used in) financing activities	(4,462,990)	(700,341)	(7,085,100)	29,636
Effect of exchange rate changes	(4,707,092)	(738,643)	(16,091,630)	(11,369,704)
Cash and cash equivalents — beginning of year	630,416,786		711,205,698
Cash and cash equivalents — end of year	601,769,949	94,430,837	630,416,786	711,205,698
Parent Company
Cash flows from operating activities:
Net loss	(267,861,722)	(42,033,349)	(31,367,648)	(164,686,075)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	644,654	101,160	3,593,400	9,583,596
Depreciation				32,409
Income from equity in subsidiaries and VIEs	260,487,285	40,876,139	18,524,481	141,958,398
Changes in operating assets and liabilities:
Other current assets	353,726	55,507	(178,496)	(88,859)
Other non-current assets				418,307
Other current liabilities	9,212,858	1,445,698	(2,200,024)	1,826,388
Net cash provided by (used in) operating activities	2,836,801	445,155	(11,628,287)	(10,955,836)
Cash flows from investing activities:
Collection of loan to subsidiaries	79,696	12,506		647,137
Proceeds from disposal of Up Capital				33,999,151
Net cash used in investing activities	79,696	12,506		34,646,288
Cash flows from financing activities:
Exercise of options				29,636
Repurchase of shares	(4,462,990)	(700,341)	(7,085,100)
Net cash provided by (used in) financing activities	(4,462,990)	(700,341)	(7,085,100)	29,636
Effect of exchange rate changes	(371,727)	(58,330)	(1,747,974)	5,898,988
Net increase (decrease) in cash and cash equivalents	(1,918,220)	(301,010)	(20,461,361)	29,619,076
Cash and cash equivalents — beginning of year	19,582,251	3,072,882	40,043,612	10,424,536
Cash and cash equivalents — end of year	¥ 17,664,031	$ 2,771,872	¥ 19,582,251	¥ 40,043,612